Summary of Significant Accounting Policies -10Q - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 28,022,026	$ 25,271,126	$ 52,383,739	$ 50,863,280	$ 104,563,002	$ 51,640,813
Construction Services
Disaggregation of Revenue [Line Items]
Total revenues	3,660,886	5,669,259	7,806,890	9,725,463
Manufacturing
Disaggregation of Revenue [Line Items]
Total revenues	12,886,116	7,530,475	22,206,937	16,178,570
Defense
Disaggregation of Revenue [Line Items]
Total revenues	2,413,363	2,472,207	5,383,450	5,160,188	10,046,658	4,467,376
Technologies
Disaggregation of Revenue [Line Items]
Total revenues	8,660,465	9,255,658	16,216,383	19,049,646
Aerospace
Disaggregation of Revenue [Line Items]
Total revenues	401,196	343,527	770,079	749,413
Product
Disaggregation of Revenue [Line Items]
Total revenues	21,546,581	16,786,133	38,423,320	35,228,216	72,861,907	28,918,591
Product | Construction Services
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0
Product | Manufacturing
Disaggregation of Revenue [Line Items]
Total revenues	12,886,116	7,530,475	22,206,937	16,178,570
Product | Defense
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0
Product | Technologies
Disaggregation of Revenue [Line Items]
Total revenues	8,660,465	9,255,658	16,216,383	19,049,646
Product | Aerospace
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0
Service
Disaggregation of Revenue [Line Items]
Total revenues	6,475,445	8,484,993	13,960,419	15,635,064	$ 31,701,095	$ 22,722,222
Service | Construction Services
Disaggregation of Revenue [Line Items]
Total revenues	3,660,886	5,669,259	7,806,890	9,725,463
Service | Manufacturing
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0
Service | Defense
Disaggregation of Revenue [Line Items]
Total revenues	2,413,363	2,472,207	5,383,450	5,160,188
Service | Technologies
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0
Service | Aerospace
Disaggregation of Revenue [Line Items]
Total revenues	$ 401,196	$ 343,527	$ 770,079	$ 749,413